Condensed Financial Information of Parent Company (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Parent Company USD ($)	Dec. 31, 2014 Parent Company CNY	Dec. 31, 2013 Parent Company CNY	Dec. 31, 2012 Parent Company CNY
Net cash used for operating activities:	$ (70,227)	(435,724)	(59,919)	3,838	$ (1,132)	(7,022)	(814)	(141,738)
Net cash provided by (used for) investing activities	37,204	230,840	(524,738)	74,389	(83,922)	(520,695)	(650,801)	122,694
Net cash (used for) provided by financing activities	2,418	15,001	1,432,081	(52,874)	2,418	15,001	1,432,081	(54,874)
Effect of exchange rate changes on cash and cash equivalents	3,664	22,726	(15,806)	(287)	3,664	22,726	(15,806)	(5,265)
Net increase / (decrease) in cash and cash equivalents	(26,941)	(167,157)	831,618	25,066	(78,972)	(489,990)	764,660	(79,183)
Cash and cash equivalents at beginning of the year	157,968	980,129	148,511	123,445	126,001	781,784	17,124	96,307
Cash and cash equivalents at end of the year	$ 131,027	812,972	980,129	148,511	$ 47,029	291,794	781,784	17,124